Dispositions - Non-Regulated Generation Assets (Details) CAD in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2015 CAD	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of non-regulated generation assets, net of expenses				CAD 0	CAD 56
Upstate New York, Non-Regulated Generating Assets
Long Lived Assets Held-for-sale [Line Items]
Proceeds from the sale of non-regulated generation assets		$ 63	CAD 77
Gain (loss) on sale of non-regulated generation assets, net of expenses		41	51
Gain (loss) on sale of non-regulated generation assets, net of expense and tax		$ 22	CAD 27
Ontario, Non-Regulated Generating Assets [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from the sale of non-regulated generation assets	CAD 16
Gain (loss) on sale of non-regulated generation assets, net of expenses	5
Gain (loss) on sale of non-regulated generation assets, net of expense and tax	CAD 5
New York and Ontario, Non-Regulated Generating Assets
Long Lived Assets Held-for-sale [Line Items]
Earnings before taxes related to disposal, excluding gain of sale					CAD 1